Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
					Principal
					Investments-
	Capital	Wealth	Auction and	Financial	United Online and
	Markets	Management	Liquidation	Consulting	magicJack
	Segment	Segment	Segment	Segment	Segment	Total
Balance as of December 31, 2018	$50,806	$28,396	$1,975	$20,331	$121,860	$223,368
Goodwill acquired during the year:
magicJack purchase price adjustment	—	—	—	—	3,542	3,542
magicJack allocation to the sale of a division	—	—	—	—	(3,213)	(3,213)
Balance as of December 31, 2019	50,806	28,396	1,975	20,331	122,189	223,697
Goodwill acquired during the year:
Acquisition of other business	—	—	—	3,349	—	3,349
Balance as of December 31, 2020	$50,806	$28,396	$1,975	$23,680	$122,189	$227,046

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
		As of December 31, 2020			As of December 31, 2019
		Gross			Gross
		Carrying	Accumulated	Intangibles	Carrying	Accumulated	Intangibles
	Useful Life	Value	Amortization	Net	Value	Amortization	Net
Amortizable assets:
Customer relationships	2 to 16 Years	$98,898	$40,281	$58,617	$99,008	$27,269	$71,739
Domain names	7 Years	235	148	87	233	117	116
Advertising relationships	8 Years	100	56	44	100	44	56
Internally developed software and other intangibles	0.5 to 5 Years	11,775	6,913	4,862	11,765	4,843	6,922
Trademarks	7 to 10 Years	2,850	991	1,859	4,600	1,324	3,276
Total		113,858	48,389	65,469	115,706	33,597	82,109

Non-amortizable assets:
Tradenames		125,276	—	125,276	138,416	—	138,416
Total intangible assets		$239,134	$48,389	$190,745	$254,122	$33,597	$220,525